OFFICE AND MISCELLANEOUS	9 Months Ended
Sep. 30, 2021
Office And Miscellaneous
OFFICE AND MISCELLANEOUS

21.	OFFICE AND MISCELLANEOUS

	For the three months ended September 30,		For the nine months ended September 30,
	2021	2020	2021	2020
Advertising, Marketing, and Investor Relations	$1,842,624	$809,407	$4,380,924	$1,857,675
Compliance fees	229,033	28,048	420,313	93,599
Contract Work	93,479	4,667	152,236	11,485
Other	215,771	91,074	392,378	188,013
	$2,380,907	$933,196	$5,345,851	$2,150,772